Cover	12 Months Ended
Dec. 31, 2021 shares
Document Information [Line Items]
Document Type	20-F
Document Registration Statement	false
Document Annual Report	true
Document Period End Date	Dec. 31, 2021
Current Fiscal Year End Date	--12-31
Document Transition Report	false
Document Shell Company Report	false
Entity File Number	001-10533
Entity Registrant Name	Rio Tinto plc
Entity Incorporation, State or Country Code	X0
Entity Address, Address Line One	6 St. James's Square
Entity Address, City or Town	London
Entity Address, Postal Zip Code	SW1Y 4AD
Entity Address, Country	GB
Entity Common Stock, Shares Outstanding	1,255,794,877
Entity Well-known Seasoned Issuer	Yes
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Filer Category	Large Accelerated Filer
Entity Emerging Growth Company	false
ICFR Auditor Attestation Flag	true
Document Accounting Standard	International Financial Reporting Standards
Entity Shell Company	false
Amendment Flag	false
Document Fiscal Year Focus	2021
Document Fiscal Period Focus	FY
Entity Central Index Key	0000863064
American Depositary Shares
Document Information [Line Items]
Title of 12(b) Security	American Depositary Shares
Trading Symbol	RIO
Security Exchange Name	NYSE
Ordinary
Document Information [Line Items]
Title of 12(b) Security	Ordinary Shares of 10p
Trading Symbol	RIO
Security Exchange Name	NYSE
7.125% Notes due 2028
Document Information [Line Items]
Title of 12(b) Security	7.125% Notes due 2028
Trading Symbol	RIO
Security Exchange Name	NYSE
5.200% Notes due 2040
Document Information [Line Items]
Title of 12(b) Security	5.200% Notes due 2040
Trading Symbol	RIO
Security Exchange Name	NYSE
4.750% Notes Due 2042
Document Information [Line Items]
Title of 12(b) Security	4.750% Notes due 2042
Trading Symbol	RIO
Security Exchange Name	NYSE
4.125% Notes Due 2042
Document Information [Line Items]
Title of 12(b) Security	4.125% Notes due 2042
Trading Symbol	RIO
Security Exchange Name	NYSE
2.750% Notes Due 2051
Document Information [Line Items]
Title of 12(b) Security	2.750% Notes due 2051
Trading Symbol	RIO
Security Exchange Name	NYSE
Rio Tinto Limited
Document Information [Line Items]
Entity File Number	001-34121
Entity Registrant Name	Rio Tinto Limited
Entity Incorporation, State or Country Code	C3
Entity Address, Address Line One	Level 7, 360 Collins Street
Entity Address, City or Town	Melbourne
Entity Address, Postal Zip Code	3000
Entity Address, Country	AU
Entity Common Stock, Shares Outstanding	371,216,214
Rio Tinto Limited | 7.125% Notes due 2028
Document Information [Line Items]
Title of 12(b) Security	7.125% Notes due 2028
No Trading Symbol Flag
Rio Tinto Limited | 5.200% Notes due 2040
Document Information [Line Items]
Title of 12(b) Security	5.200% Notes due 2040
No Trading Symbol Flag
Rio Tinto Limited | 4.750% Notes Due 2042
Document Information [Line Items]
Title of 12(b) Security	4.750% Notes due 2042
No Trading Symbol Flag
Rio Tinto Limited | 4.125% Notes Due 2042
Document Information [Line Items]
Title of 12(b) Security	4.125% Notes due 2042
No Trading Symbol Flag
Rio Tinto Limited | 2.750% Notes Due 2051
Document Information [Line Items]
Title of 12(b) Security	2.750% Notes due 2051
No Trading Symbol Flag
Business Contact
Document Information [Line Items]
Entity Address, Address Line One	6 St. James's Square
Entity Address, City or Town	London
Entity Address, Postal Zip Code	SW1Y 4AD
Entity Address, Country	GB
Contact Personnel Name	Julie Parent
City Area Code	514
Local Phone Number	848-8519
Contact Personnel Email Address	julie.parent@riotinto.com